LONGTERM DEBT AND OTHER SHORTTERM BORROWINGS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total long-term debt associated with Camber Energy, Inc.	$ 34,721,141	$ 33,927,760	$ 21,500,000
Total long-term debt		33,927,760	21,500,000
Less current portion	0	0
unamortized debt discount	(12,094,648)	(12,888,029)	0
Principal value of debt	46,815,789	46,815,789	21,500,000
Total	34,721,141		33,927,760
Discover Growth Fund, LLC 2 [Member]
Total	12,000,000	12,000,000	12,000,000
Discover Growth Fund, LLC [Member]
Total	26,315,789	26,315,789	0
Discover Growth Fund, LLC 1 [Member]
Total	6,000,000	5,200	5,000
Discover Growth Fund, LLC 3 [Member]
Total	$ 2,500,000	2,500,000	2,500,000
Discover Growth Fund, LLC 4 [Member]
Total		$ 0	$ 1,000,000